John Hancock Income Fund
Supplement dated 12-19-12 to the current Class R1, Class R2, Class R3, Class R4 and
Class R5 shares Prospectus
In the "Fund summary" section, the information under the heading "Fees and expenses — Annual fund operating expenses" is amended and restated by the following:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the
value of your investment)		Class R1		Class R2			Class R3		Class R4			Class R5

Management fee		0.33		0.33			0.33		0.33			0.33

Distribution and service (12b-1) fees		0.50		0.25			0.50		0.15	[1]		0.00

Other expenses		0.38		0.38	[2]		0.27		0.23			0.17

Service plan fee	0.25		0.25			0.14		0.10			0.04

Additional expenses	0.13		0.13			0.13		0.13			0.13

Total annual fund operating expenses		1.21		0.96			1.10		0.71			0.50

1	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%.
2	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.